                                 [LOGO]PIONEER INVESTMENTS-Registered Trademark-




PIONEER
CASH RESERVES
FUND


ANNUAL REPORT 12/31/00

TABLE OF CONTENTS
--------------------------------------------------------------------------------
 LETTER FROM THE PRESIDENT                                             1

 PORTFOLIO SUMMARY                                                     2

 PERFORMANCE UPDATE                                                    3

 PORTFOLIO MANAGEMENT DISCUSSION                                       4

 SCHEDULE OF INVESTMENTS                                               6

 FINANCIAL STATEMENTS                                                  8

 NOTES TO FINANCIAL STATEMENTS                                        14

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                             18

 RESULTS OF SHAREOWNER MEETING                                        19

 TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             20

 THE PIONEER FAMILY OF MUTUAL FUNDS                                   21

PIONEER CASH RESERVES FUND
--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT 12/31/00
--------------------------------------------------------------------------------


DEAR SHAREOWNER,
--------------------------------------------------------------------------------

The year 2000 ended amid turbulent markets and rancorous politics as the election drama played out against a background of exceptional market volatility. By the time you read this letter the new administration will be in place in Washington, but it's less clear what will be happening on Wall Street. At Pioneer we recognize that economics, not politics, is driving today's market activity. Signs of a slowing economy and changing investor preferences are everywhere. Periods like this accentuate the benefits of discipline and fundamental analysis.

Meanwhile, value stocks have been staging a comeback after years of investor obsession with growth. A slowing economy tends to bring valuations down to earth, and Pioneer's style has always been to focus on value - we spend every day searching for stocks and bonds whose potential is going unrecognized in the marketplace.

As investor attention shifts from growth to value or from stocks to bonds, one of the best suggestions I can make is that you set aside time to meet with your investment professional. That meeting could be especially important if it has been a while since you last reviewed your overall portfolio. Use the opportunity to reevaluate your retirement plan contributions and decide whether a Roth or a traditional IRA is the better choice for you. Your financial professional will also help you examine and assess your portfolio's exposure to different investment categories in today's fast-changing markets.

AN IMPORTANT ANNOUNCEMENT FROM PIONEER
I'm very happy to report that, on October 24, 2000, Pioneer Investment Management became a wholly owned subsidiary of UniCredito Italiano S.p.A., one of Italy's largest and most successful banking groups. Early in 2001, all of UniCredito's investment operations will be combined to form Pioneer Global Asset Management S.p.A., which through Pioneer and other subsidiaries will manage over $110 billion for global individual and institutional clients under the name Pioneer Investments-Registered Trademark-. The new Pioneer Global will bring Pioneer greater access to analytical resources that complement our broad set of investment skills, reinforcing Pioneer's tradition of fundamental investment analysis and sound long-term portfolio management. We believe fund shareholders will benefit from this greater integration.

All of us at Pioneer appreciate your decision to invest with us and look forward to helping you reach your financial goals.

Sincerely,




/s/ David Tripple
David Tripple
Pioneer Investment Management, Inc.

PIONEER CASH RESERVES FUND

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO DIVERSIFICATION
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


                                  [PIE CHART]

Commercial Paper                         92%
U.S. Government Agency Obligations        8%


10 LARGEST HOLDINGS
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)
 1.  IBM CORP., 6.54%, 1/24/01                                 3.77%
 2.  GANNETT CO., 6.37%, 2/23/01                               3.52
 3.  WALT DISNEY CO., 6.42%, 1/19/01                           3.42
 4.  EPIC, 6.53% 1/23/01                                       3.23
 5.  JOHN DEERE CAPITAL CORP., 6.50%, 2/14/01                  3.15
 6.  FORD MOTOR CREDIT CORP., 6.48%, 2/12/01                   3.14
 7.  WELLS FARGO FINANCIAL, 6.2%, 4/17/01                      3.13
 8.  AMERICAN EXPRESS CREDIT CORP., 6.42%, 3/9/01              3.06
 9.  FEDERAL NATIONAL MORTGAGE ASSOCIATION, 6.27%, 3/8/01      2.98
10.  THE COCA COLA CO., 6.47%, 1/18/01                         2.97

  FUND HOLDINGS WILL VARY FOR OTHER PERIODS.

PIONEER CASH RESERVES FUND

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/00
--------------------------------------------------------------------------------

SHARE PRICES
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                    12/31/00        12/31/99
Class A Shares                                $1.00            $1.00
Class B Shares                                 1.00             1.00
Class C Shares                                 1.00             1.00


DISTRIBUTIONS
--------------------------------------------------------------------------------
PER SHARE                      INCOME       SHORT-TERM       LONG-TERM
(12/31/99-12/31/00)            DIVIDENDS    CAPITAL GAINS    CAPITAL GAINS
Class A Shares                   $0.054           -               -
Class B Shares                    0.045           -               -
Class C Shares                    0.044           -               -

YIELDS*
--------------------------------------------------------------------------------
                         7-DAY ANNUALIZED          7-DAY EFFECTIVE**
Class A Shares                5.76%                       5.92%
Class B Shares                4.92                        5.04
Class C Shares                4.55                        4.65

* The 7-day yields do not reflect the deduction of the contingent deferred sales charge (CDSC) for Class B (maximum 4%) and Class C (maximum 1%) shares. Please contact Pioneer to obtain the Fund's current 7-day yields.

**   Assumes daily compounding of dividends.

Past performance does not guarantee future results. Investment returns will fluctuate, and there can be no guarantee the Fund will be able to maintain a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PIONEER CASH RESERVES FUND

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/00
--------------------------------------------------------------------------------

Pioneer Cash Reserves Fund maintained a $1 share price while providing reliable income during the 12-month period ending December 31, 2000. The Fund invests exclusively in high-quality money market instruments issued by the U.S. government, corporations and banks. All issues in the portfolio have the highest ratings from the two leading nationally recognized securities ratings organizations: A1 by Standard & Poor's Investor Services and P1 by Moody's Investor Services. (Ratings apply to underlying securities, not Fund shares).

In the discussion below, Kenneth J. Taubes reviews the investment environment and strategies that affected the Fund's performance over the year. Mr. Taubes, head of Pioneer's Fixed Income Group, oversees the team responsible for the daily management of the Fund.


Q:   HOW DID THE FUND PERFORM DURING THE 12-MONTH PERIOD ENDING DECEMBER 31,
     2000?

A: The seven-day effective yield on Class A shares on December 31, 2000 was 5.92%, compared to 5.63% six months earlier and 3.84% 12 months earlier. For the 12-month period, the total return for the Fund's Class A shares was 5.53%, while Class B shares returned 4.64% and Class C shares had a return of 4.54%, all at net asset value. In comparison, the average money market fund tracked by Lipper returned 5.70%. (Lipper, Inc. is an independent research firm that tracks mutual fund performance.)


Q: THE U.S. FEDERAL RESERVE LEFT SHORT-TERM INTEREST RATES STABLE DURING THE FINAL SEVEN MONTHS OF THE FISCAL YEAR AFTER RAISING RATES THREE TIMES IN THE FIRST FIVE MONTHS. HOW DID THIS AFFECT THE MANAGEMENT STRATEGY FOR PIONEER CASH RESERVES FUND?

A: We started the fiscal year with a very short maturity, but extended maturity throughout most of the year to begin locking in the higher rates available due to the Fed's rate hikes. Since the beginning of the fiscal year on January 1, 2000, the Fund's average maturity was lengthened from less than 30 days to more than 40 days.

     We believe the purpose of the Fund is to minimize risk, to provide good income and to offer a low-risk diversification opportunity for investors. We

PIONEER CASH RESERVES FUND

     maintained our emphasis on the highest quality securities, investing only in instruments with the highest ratings from Standard & Poor's and Moody's.


Q:   WHAT IS YOUR OUTLOOK?

A: Shortly after the period ended, the Federal Reserve Board lowered short-term rates by 1.00%. We believe the Fed is likely to cut rates further, and we have maintained our longer maturity in order to lock in the available higher income for as long as possible. We expect to maintain an average maturity of 40 days or more to take advantage of the attractive yields currently available. Going forward, we will continue to emphasize investments in only the highest quality securities.

PIONEER CASH RESERVES FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/00
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                        VALUE
                    INVESTMENT IN SECURITIES - 100%
                    COMMERCIAL PAPER - 92.1%
 $  6,366,000       American Express Credit Corp., 6.47%, 2/13/01        $  6,316,803
    8,993,000       American Express Credit Corp., 6.42%, 3/9/01            8,885,549
    5,804,000       American General Finance Corp., 6.5%, 1/9/01            5,795,616
    8,612,000       American General Finance Corp., 6.5%, 2/22/01           8,531,143
    5,760,000       BancOne Corp., 6.48%, 2/27/01                           5,700,902
    6,865,000       BancOne Corp., 6.54%, 1/30/01                           6,828,833
    8,200,000       Bellsouth Capital Funding Corp., 6.44%, 2/16/01         8,132,523
    6,748,000       Citigroup Inc., 6.5%, 1/2/01                            6,746,782
    8,658,000       The Coca Cola Co., 6.47%, 1/18/01                       8,631,547
    9,409,000       Epic, 6.53%, 1/23/01                                    9,371,453
    4,828,000       Ford Motor Credit Corp., 6.2%, 4/20/01                  4,737,368
    9,189,000       Ford Motor Credit Corp., 6.48%, 2/12/01                 9,119,531
   10,320,000       Gannett Co., 6.37%, 2/23/01                            10,223,219
    5,134,000       General Electric Capital Corp., 6.21%, 4/04/01          5,051,638
    3,734,000       General Motors Acceptance Corp., 6.49%, 2/2/01          3,712,459
    7,871,000       General Motors Acceptance Corp., 6.52%, 2/15/01         7,806,852
    7,115,000       H. J. Heinz Co., 6.5%, 1/26/01                          7,082,884
    4,065,000       H. J. Heinz Co., 6.48%, 2/6/01                          4,038,659
    1,836,000       Hewlett Packard, 6.5%, 1/9/01                           1,833,348
    7,826,000       Household Finance Corp., 6.51%, 1/25/01                 7,792,035
    5,799,000       Household Finance Corp., 6.48%, 1/26/01                 5,772,905
   10,980,000       IBM Corp., 6.54%, 1/24/01                              10,934,122
    9,232,000       John Deere Capital Corp., 6.5%, 2/14/01                 9,158,657
    3,685,000       Minnesota Mining Co., 6.42%, 2/7/01                     3,660,685
    5,136,000       Motorola Inc., 6.42%, 3/29/01                           5,056,315
    6,840,000       Motorola Inc., 6.46%, 3/26/01                           6,736,898
    7,518,000       National Rural Utilities Corp., 6.48%, 1/29/01          7,480,108
    6,775,000       Paccar Financial Corp., 6.5%, 2/1/01                    6,737,078
    8,100,000       Paccar Financial Corp., 6.5%, 1/17/01                   8,076,600
    7,087,000       Prudential Funding Corp., 6.51%, 1/19/01                7,063,932
    5,944,000       Prudential Funding Corp., 6.25%, 3/21/01                5,862,476
    8,000,000       SBC Communications, 6.52%, 1/8/00                       7,989,858
    4,715,000       Southern California Edison, 6.52%, 1/11/01              4,706,461
    6,165,000       Verizon Global Funding Corp., 6.46%, 2/5/01             6,126,281
    8,421,000       Verizon Global Funding Corp., 6.35%, 3/23/01            8,300,685
    8,385,000       Virginia Electric, 6.5%, 1/12/01                        8,368,347
    9,960,000       Walt Disney Co., 6.42%, 1/19/01                         9,928,027
    9,253,000       Wells Fargo Financial, 6.2%, 4/17/01                    9,084,081
                                                                         ------------
                    TOTAL COMMERCIAL PAPER                               $267,382,660
                                                                         ------------

The accompanying notes are an integral part of these financial statements

PIONEER CASH RESERVES FUND

PRINCIPAL
AMOUNT                                                                        VALUE
                    U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.9%
 $  7,875,000       Federal Farm Credit Bank, 6.34%, 3/5/01              $  7,787,627
    8,740,000       Federal National Mortgage Association, 6.27%, 3/8/01    8,639,533
    6,554,000       Federal Home Loan Mortgage Corp., 6.415%, 2/8/01        6,509,621
                                                                         ------------
                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS             $ 22,936,781
                                                                         ------------
                    TOTAL INVESTMENT IN SECURITIES - 100.0%(a)           $290,319,441
                                                                         ============

(a) At December 31, 2000, the Fund had a net capital loss carryforward of 276,063 which will expire between 2002 and 2003 if not utilized.




The accompanying notes are an integral part of these financial statements

PIONEER CASH RESERVES FUND

--------------------------------------------------------------------------------
BALANCE SHEET 12/31/00
--------------------------------------------------------------------------------
 ASSETS:
  Investment in securities (cost $290,319,441)                           $290,319,441
  Cash                                                                            408
  Receivables -
     Fund shares sold                                                       6,681,434
  Other assets                                                                  2,720
                                                                         ------------
       Total assets                                                      $297,004,003
                                                                         ------------

LIABILITIES:
  Payables -
     Fund shares repurchased                                             $  7,715,501
     Dividends                                                                172,903
  Due to affiliates                                                           238,516
  Accrued expenses                                                            127,001
  Other liabilities                                                               284
                                                                         ------------
       Total liabilities                                                 $  8,254,205
                                                                         ------------

NET ASSETS:
  Fund shares                                                            $289,040,491
  Accumulated net realized loss on investments                               (290,693)
                                                                         ------------
       Total net assets                                                  $288,749,798
                                                                         ============

NET ASSET VALUE PER SHARE:
(Offering and redemption price; unlimited number of shares authorized)
  Class A (based on $242,861,032/243,149,167 shares)                     $      1.00
                                                                         ============
  Class B (based on $34,693,399/34,695,337 shares)                       $      1.00
                                                                         ============
  Class C (based on $11,195,367/11,195,987 shares)                       $      1.00
                                                                         ============



 The accompanying notes are an integral part of these financial statements.

PIONEER CASH RESERVES FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

  FOR THE YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
  Interest                                                                $19,911,931
                                                                          -----------

EXPENSES:
   Management fees                                        $  1,252,113
   Transfer agent fees
      Class A                                                  815,363
      Class B                                                  135,079
      Class C                                                   58,176
   Distribution fees
      Class A                                                  356,820
      Class B                                                  457,401
      Class C                                                  131,316
   Administrative fees                                          70,194
   Custodian fees                                               64,099
   Registration fees                                           193,235
   Professional fees                                            38,068
   Printing                                                     32,178
   Fees and expenses of nonaffiliated trustees                  28,304
   Miscellaneous                                                62,652
                                                          ------------
      Total expenses                                                      $ 3,694,998
      Less fees paid indirectly                                              (236,793)
                                                                          -----------
      Net expenses                                                        $ 3,458,205
                                                                          -----------
         Net investment income                                            $16,453,726
                                                                          -----------

REALIZED LOSS ON INVESTMENTS:
   Net realized loss on investments                                       $   (14,630)
                                                                          -----------
      Net increase in net assets resulting from operations                $16,439,096
                                                                          -----------



 The accompanying notes are an integral part of these financial statements.

PIONEER CASH RESERVES FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                     YEAR ENDED       YEAR ENDED
FROM OPERATIONS:                                                      12/31/00         12/31/99
  Net investment income                                         $    16,453,726    $    13,961,104
  Net realized loss on investments                                      (14,630)                --
                                                                ---------------    ---------------
   Net increase in net assets resulting from operations         $    16,439,096    $    13,961,104
                                                                ---------------    ---------------
DISTRIBUTIONS TO SHAREOWNERS FROM:
  Net investment income:
   Class A ($0.05 and $0.04 per share, respectively)            $   (13,801,091)   $   (11,160,344)
   Class B ($0.05 and $0.03 per share, respectively)                 (2,075,532)        (1,818,635)
   Class C ($0.04 and $0.03 per share, respectively)                   (577,103)          (982,125)
                                                                ---------------    ---------------
     Total distributions to shareholders                        $   (16,453,726)   $   (13,961,104)
                                                                ---------------    ---------------

FROM FUND SHARE TRANSACTIONS:
   Net proceeds from sale of shares                             $ 1,695,235,627    $ 2,578,744,476
   Reinvestment of distributions                                     14,245,963         12,193,464
   Cost of shares repurchased                                    (1,791,995,564)    (2,527,931,874)
                                                                ---------------    ---------------

     Net increase (decrease) in net assets resulting from
         fund share transactions                                $   (82,513,974)   $    63,006,066
                                                                ---------------    ---------------
     Net increase (decrease) in net assets                      $   (82,528,604)   $    63,006,066

NET ASSETS:
  Beginning of year                                                 371,278,402        308,272,336
                                                                ---------------    ---------------
  End of year                                                   $   288,749,798    $   371,278,402
                                                                ===============    ===============

                                                                   '00 AMOUNT       '99 AMOUNT
CLASS A
Shares sold                                                     $ 1,434,404,987    $ 1,942,247,005
Reinvestment of distributions                                        11,928,320          9,841,272
Less shares repurchased                                          (1,490,586,445)    (1,915,279,542)
                                                                ---------------    ---------------
     Net increase (decrease)                                    $   (44,253,138)   $    36,808,735
                                                                ===============    ===============
CLASS B
Shares sold                                                     $   124,626,358    $   191,889,286
Reinvestment of distributions                                         1,833,078          1,590,022
Less shares repurchased                                            (158,948,454)      (165,933,810)
                                                                ---------------    ---------------
     Net increase (decrease)                                    $   (32,489,018)   $    27,545,498
                                                                ===============    ===============
CLASS C
Shares sold                                                     $   136,204,282    $   444,608,185
Reinvestment of distributions                                           484,565            762,170
Less shares repurchased                                            (142,460,665)      (446,718,522)
                                                                ---------------    ---------------
     Net decrease                                               $    (5,771,818)   $    (1,348,167)
                                                                ===============    ===============


The accompanying notes are an integral part of these financial statements.

PIONEER CASH RESERVES FUND

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS 12/31/00
--------------------------------------------------------------------------------

                                                                  YEAR ENDED  YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED
                                                                   12/31/00     12/31/99     12/31/98      12/31/97     12/31/96
CLASS A
Net asset value, beginning of year                                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                                  ----------   ----------   ----------   ----------   ----------
Increase from investment operations:
   Net investment income                                          $     0.05   $     0.04   $     0.05   $     0.05   $     0.05
Distributions to shareowners:
   Net investment income                                               (0.05)       (0.04)       (0.05)       (0.05)       (0.05)
                                                                  ----------   ----------   ----------   ----------   ----------
Net asset value, end of year                                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                                  ==========   ==========   ==========   ==========   ==========
Total return*                                                           5.53%        4.23%        4.84%        4.78%        4.65%
Ratio of net expenses to average net assets+                            1.02%        1.01%        0.88%        0.94%        0.91%
Ratio of net investment income to average net assets+                   5.36%        4.11%        4.61%        4.62%        4.50%
Net assets, end of year (in thousands)                            $  242,861   $  287,126   $  250,318   $  209,041   $  189,346
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
   Net expenses                                                         1.02%        1.01%        0.88%        0.98%        1.05%
   Net investment income                                                5.36%        4.11%        4.61%        4.58%        4.36%
Ratios assuming waiver of management fees and assumption of
   expenses by PIM and reduction for fees paid indirectly:
   Net expenses                                                         0.94%        0.95%        0.77%        0.87%        0.85%
   Net investment income                                                5.44%        4.17%        4.72%        4.69%        4.56%

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each year.
+  Ratios assuming no reduction for fees paid indirectly.





 The accompanying notes are an integral part of these financial statements.

 PIONEER CASH RESERVES FUND

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS 12/31/00
--------------------------------------------------------------------------------

                                                              YEAR ENDED  YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED
                                                               12/31/00     12/31/99     12/31/98      12/31/97     12/31/96
CLASS B
Net asset value, beginning of year                              $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                --------     --------     --------     --------     --------
Increase from investment operations:
   Net investment income                                        $   0.05     $   0.03     $   0.04     $   0.04     $   0.04
Distributions to shareowners:
   Net investment income                                           (0.05)       (0.03)       (0.04)       (0.04)       (0.04)
                                                                --------     --------     --------     --------     --------
Net asset value, end of year                                    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                ========     ========     ========     ========     ========
Total return*                                                       4.64%        3.36%        3.96%        3.89%        3.82%
Ratio of net expenses to average net assets+                        1.86%        1.83%        1.67%        1.75%        1.75%
Ratio of net investment income to average net assets+               4.49%        3.33%        3.79%        3.85%        3.66%
Net assets, end of period (in thousands)                        $ 34,693     $ 67,184     $ 39,639     $ 32,477     $ 10,342
Ratios assuming no waiver of management fees
   by PIM and no reduction for fees paid indirectly:
   Net expenses                                                     1.86%        1.83%        1.67%        1.78%        1.88%
   Net investment income                                            4.49%        3.33%        3.79%        3.82%        3.53%
Ratios assuming waiver of management fees by
   PIM and reduction for fees paid indirectly:
   Net expenses                                                     1.80%        1.80%        1.60%        1.70%        1.67%
   Net investment income                                            4.55%        3.36%        3.86%        3.90%        3.74%


* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each year.
+   Ratios assuming no reduction for fees paid indirectly.



 The accompanying notes are an integral part of these financial statements.

PIONEER CASH RESERVES FUND

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS 12/31/00
--------------------------------------------------------------------------------

                                                              YEAR ENDED  YEAR ENDED   YEAR ENDED    YEAR ENDED   1/31/96 TO
                                                               12/31/00     12/31/99     12/31/98      12/31/97     12/31/97
CLASS C
Net asset value, beginning of period                          $    1.00    $    1.00    $    1.00      $  1.00        $1.00
                                                              ---------    ---------    ---------      -------        -----
Increase from investment operations:
   Net investment income                                      $    0.04    $    0.03    $    0.04      $  0.04        $0.03
Distributions to shareowners:
   Net investment income                                          (0.04)       (0.03)       (0.04)       (0.04)       (0.03)
                                                              ---------    ---------    ---------      -------        -----
Net asset value, end of period                                $    1.00    $    1.00    $    1.00      $  1.00        $1.00
                                                              =========    =========    =========      =======        =====
Total return*                                                      4.54%        3.34%        4.12%        3.96%        3.35%
Ratio of net expenses to average net assets+                       2.00%        1.76%        1.66%        1.79%        1.84%**
Ratio of net investment income to average net assets+              4.27%        3.41%        3.79%        3.84%        3.61%**
Net assets, end of period (in thousands)                      $  11,195    $  16,968    $  18,316      $ 7,537        $ 912
Ratios assuming no waiver of management fees by
   PIM and no reduction for fees paid indirectly:
   Net expenses                                                    2.00%        1.76%        1.66%        1.81%        1.95%**
Net investment income                                              4.27%        3.41%        3.79%        3.82%        3.50%**
Ratios assuming waiver of management fees by
   PIM and reduction for fees paid indirectly
   Net expenses                                                    1.87%        1.72%        1.38%        1.62%        1.77%**
Net investment income                                              4.40%        3.45%        4.07%        4.01%        3.68%**


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios assuming no reduction for fees paid indirectly.



 The accompanying notes are an integral part of these financial statements.

PIONEER CASH RESERVES FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/00
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Pioneer Cash Reserves Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide high current income, preservation of capital and liquidity though investments in high-quality short-term securities.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates market value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

B. FEDERAL INCOME TAXES

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax

PIONEER CASH RESERVES FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

C. FUND SHARES

   The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

D. CLASS ALLOCATIONS

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneering Services Corporation (PSC), for their services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expense (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

E. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

PIONEER CASH RESERVES FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/00     (CONTINUED)
--------------------------------------------------------------------------------

2. MANAGEMENT AGREEMENT

   PIM manages the Fund's portfolio and is a majority owned subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano). Management fees are calculated daily at the annual rate of 0.40% of the Fund's average daily net assets.

   In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2000, $114,347 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

   PSC, a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $59,369 in transfer agent fees payable to PSC at December 31, 2000.

4. DISTRIBUTION PLANS

   The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays Pioneer Funds Distributor, Inc. (PFD), its principal underwriter and a majority owned indirect subsidiary of UniCredito Italiano, a service fee of up to 0.15% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $64,800 in distribution fees payable to PFD at December 31, 2000.

   In addition, redemptions of Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2000, CDSCs in the amount of $866,111 were paid to PFD.

PIONEER CASH RESERVES FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5. EXPENSE OFFSETS

   The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the year ended December 31, 2000, the Fund's expenses were reduced by $236,793 under such arrangements.

PIONEER CASH RESERVES FUND

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE SHAREOWNERS AND THE BOARD OF TRUSTEES OF PIONEER CASH RESERVES FUND:


We have audited the accompanying balance sheet, including the schedule of investments, of Pioneer Cash Reserves Fund (the Fund), as of December 31, 2000, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Cash Reserves Fund as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.


ARTHUR ANDERSEN LLP


Boston, Massachusetts
February 9, 2001

PIONEER CASH RESERVES FUND

--------------------------------------------------------------------------------
RESULTS OF SHAREOWNER MEETING
--------------------------------------------------------------------------------

On September 11, 2000, Pioneer Cash Reserves Fund held a special meeting of shareowners to approve a new management contract between the Fund and Pioneer Investment Management, Inc., the Fund's investment adviser. Shareowners also voted to elect trustees. Both proposals passed by shareowner vote. The new management contract took effect when UniCredito Italiano S.p.A. completed its acquisition of The Pioneer Group, Inc. on October 24, 2000. Here are the detailed results of the votes.

PROPOSAL 1 - TO APPROVE A NEW MANAGEMENT CONTRACT.

AFFIRMATIVE                          AGAINST                       ABSTAIN
-----------                         ---------                     ---------
145,134,315.246                    8,898,174.965                 4,074,124.125

PROPOSAL 2 - TO ELECT TRUSTEES.
NOMINEE                            AFFIRMATIVE                   WITHHELD
-------                            -----------                   --------
M.K. Bush                        153,110,090.431               4,996,523.905
J.F. Cogan, Jr.                  152,945,160.471               5,161,453.865
Dr. R.H. Egdahl                  153,079,299.294               5,027,315.042
M.B.W. Graham                    153,062,087.385               5,044,526.951
M.A. Piret                       152,989,859.015               5,116,755.321
D.D. Tripple                     153,022,905.124               5,083,709.212
S.K. West                        153,095,871.965               5,010,742.371
J. Winthrop                      153,138,954.495               4,967,659.841

PIONEER CASH RESERVES FUND

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

TRUSTEES                           OFFICERS
John F. Cogan, Jr., Chairman       John F. Cogan, Jr., President
Mary K. Bush                       David D. Tripple, Executive Vice President
Richard H. Egdahl, M.D.            Vincent Nave, Treasurer
Margaret B.W. Graham               Joseph P. Barri, Secretary
Marguerite A. Piret
David D. Tripple
Stephen K. West
John Winthrop


INVESTMENT ADVISER
Pioneer Investment Management, Inc.

CUSTODIAN
Brown Brothers Harriman & Co.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP

PRINCIPAL UNDERWRITER
Pioneer Funds Distributor, Inc.

LEGAL COUNSEL
Hale and Dorr LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
Pioneer Investment Management Shareholder Services, Inc.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
 For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest or send money.


GROWTH FUNDS
UNITED STATES
Pioneer Growth Shares
Pioneer Micro-Cap Fund
Pioneer Mid-Cap Fund
Pioneer Mid-Cap Value Fund
Pioneer Small Company Fund
Pioneer Tax-Managed Fund

INTERNATIONAL/GLOBAL
Pioneer Emerging Markets Fund
Pioneer Europe Fund
Pioneer Europe Select Fund
Pioneer Indo-Asia Fund
Pioneer International Growth Fund
Pioneer World Equity Fund

SECTOR FUNDS
Pioneer Global Financials Fund
Pioneer Global Health Care Fund
Pioneer Global Telecoms Fund
Pioneer Real Estate Shares
Pioneer Science & Technology Fund

GROWTH AND INCOME FUNDS
Pioneer Fund
Pioneer II
Pioneer Balanced Fund
Pioneer Equity-Income Fund

INCOME FUNDS
TAXABLE
Pioneer America Income Trust
Pioneer Bond Fund
Pioneer High Yield Fund
Pioneer Limited Maturity Bond Fund
Pioneer Strategic Income Fund

TAX-FREE
Pioneer Tax-Free Income Fund

MONEY MARKET FUND
Pioneer Cash Reserves Fund*



* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

 HOW TO CONTACT PIONEER

 WE ARE PLEASED TO OFFER A VARIETY OF CONVENIENT WAYS FOR YOU TO CONTACT US FOR ASSISTANCE OR INFORMATION.

 CALL US FOR:

 ACCOUNT INFORMATION, including existing accounts,
 new accounts, prospectuses, applications
 and service forms                                               1-800-225-6292

 FACTFONE-SM- for automated fund yields, prices,
 account information and transactions                            1-800-225-4321

 RETIREMENT PLANS INFORMATION                                    1-800-622-0176

 TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)                    1-800-225-1997

 WRITE TO US:

 PIMSS, INC.
 P.O. BOX 9014
 Boston, Massachusetts 02205-9014

 OUR TOLL-FREE FAX                                               1-800-225-4240

 OUR INTERNET E-MAIL ADDRESS                               ask.pioneer@piog.com
 (for general questions about Pioneer only)

 VISIT OUR WEB SITE:                                        www.pioneerfunds.com

 THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT FUND PROSPECTUS.

[LOGO]PIONEER INVESTMENTS-Registered Trademark-

PIONEER INVESTMENT MANAGEMENT, INC.
60 STATE STREET
BOSTON, MASSACHUSETTS 02109
www.pioneerfunds.com

       9627-00-0201
-C-    PIONEER FUNDS DISTRIBUTOR, INC.
       UNDERWRITER OF PIONEER MUTUAL FUNDS
[LOGO] PRINTED ON RECYCLED PAPER